BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 73.9%
	COMMUNICATIONS — 6.4%
7,514	Alphabet, Inc. - Class C*	$13,163,626
10,055	Booking Holdings, Inc.*	22,395,200
48,872	Facebook, Inc. - Class A*	13,349,876
344,902	Tencent Holdings Ltd. - ADR	25,087,516
21,696	VeriSign, Inc.*	4,695,014
		78,691,232
	CONSUMER DISCRETIONARY — 17.8%
86,120	Adidas AG - ADR	15,695,258
99,554	Alibaba Group Holding Ltd. - ADR*	23,169,202
5,292	Amazon.com, Inc.*	17,235,674
19,823	Avalara, Inc.*	3,268,614
272,446	Bunzl PLC - ADR	9,098,171
252,738	Copart, Inc.*	32,160,910
276,032	DR Horton, Inc.	19,024,125
124,549	Hilton Worldwide Holdings, Inc.	13,857,322
540,912	Industria de Diseno Textil SA - ADR	8,617,107
72,655	LVMH Moet Hennessy Louis Vuitton - ADR	9,083,539
90,336	New Oriental Education & Technology Group, Inc. - ADR*	16,785,332
7,808	NVR, Inc.*	31,855,547
53,057	Wayfair, Inc.- Class A*	11,980,801
131,589	Whitbread PLC*,[1]	5,573,520
		217,405,122
	CONSUMER STAPLES — 1.9%
67,279	Nestle SA	7,935,410
161,364	Unilever PLC	9,739,931
177,612	Wal-mart de Mexico SAB de CV - ADR	4,982,816
		22,658,157
	FINANCIALS — 15.3%
65,655	Aon PLC	13,870,932
547,296	Carlyle Group, Inc.	17,206,986
487,511	Compass Group PLC[1]	9,078,802
52,828	Credit Acceptance Corp.*	18,285,884
196,265	First Republic Bank	28,837,216
122,137	Jones Lang LaSalle, Inc.	18,121,467
410,708	KKR & CO INC - Class A	16,629,567
64,755	Mastercard, Inc. - Class A	23,113,650
199,679	Primerica, Inc.	26,743,008
65,647	Visa, Inc. - Class A	14,358,968
		186,246,480

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE — 6.9%
45,542	Anthem, Inc.	$14,623,081
134,126	CSL LTD - SP ADR	14,654,379
92,072	CVS Health Corp.	6,288,518
106,826	ICON PLC*	20,828,934
139,717	Medtronic PLC	16,366,449
468,251	Siemens Healthineers AG - ADR	12,025,809
		84,787,170
	INDUSTRIALS — 9.7%
381,147	Fastenal Company	18,611,408
1,514,384	General Electric Co.	16,355,347
158,195	Graco, Inc.	11,445,408
343,338	HEICO Corp., Class A	40,191,151
24,131	Landstar System, Inc.	3,249,481
35,175	TransDigm Group, Inc.*	21,768,049
30,877	Watsco, Inc.	6,995,184
		118,616,028
	TECHNOLOGY — 15.9%
57,966	Accenture PLC - Class A	15,141,299
69,964	Amadeus IT Group, S.A. - ADR	5,098,627
22,132	Aspen Technology, Inc.*	2,882,693
57,475	Check Point Software Technologies Ltd.*	7,639,002
174,919	Coloplast A/S - ADR	2,672,885
26,091	CoStar Group, Inc.*	24,115,389
32,295	Dassault Systemes SE - ADR	6,565,373
293,402	Experian PLC - ADR	11,137,540
61,668	Microsoft Corp.	13,716,197
43,303	Moody's Corp.	12,568,263
15,890	MSCI, Inc.	7,095,362
92,031	Qorvo, Inc.*	15,301,994
354,098	Sage Group PLC - ADR	11,268,248
49,934	salesforce.com, Inc.*	11,111,813
115,010	SAP SE	14,996,154
85,523	Skyworks Solutions, Inc.	13,074,756
156,052	SS&C Technologies Holdings	11,352,783
61,812	Temenos AG - SP ADR	8,646,479
		194,384,857
	TOTAL COMMON STOCKS
	(Cost $643,956,611)	902,789,046

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Units		Value
	PRIVATE INVESTMENT FUNDS — 25.0%
-	Echo Street GoodCo Select, L.P.[2]	$305,023,224
	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $210,768,080)	305,023,224
	TOTAL INVESTMENTS — 98.9%
	(Cost $854,724,691)	1,207,812,270
	Other Assets in Excess of Liabilities — 1.1%	13,653,853
	TOTAL NET ASSETS — 100.0%	$1,221,466,123

ADR	– American Depository Receipt
PLC	– Public Limited Company
SP ADR	– Sponsored American Depositary Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Partnership is not designated in units. The Fund owns approximately 11.5% of this Fund

Additional information on Investment Funds is as follows:

Security	Redemption Permitted	Acquisition Date	Investment Strategy	Redemption Notice Period
Echo Street GoodCo Select, L.P.	Monthly	6/1/2019[a]	Total Return	30 Days

[a]	Represents the initial acquisition by the Predecessor Funds.